Significant Accounting Policies and Recent Accounting Pronouncements - Major Charterers (Table) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Entity Wide Revenue Major Customer
Percentage of time charter revenue	100.00%	100.00%
Charterer A
Entity Wide Revenue Major Customer
Percentage of time charter revenue	61.00%	58.00%
Charterer B
Entity Wide Revenue Major Customer
Percentage of time charter revenue	39.00%	16.00%
Charterer C
Entity Wide Revenue Major Customer
Percentage of time charter revenue	0.00%	26.00%